Segment Reporting (Revenues and Operating Earnings (Losses) by Reportable Segment) (Details) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Jan. 31, 2020 USD ($) item	Jan. 31, 2019 USD ($) item	Jan. 31, 2018 USD ($) item
Reportable Segments [Abstract]
Number of reportable segments | item									3	3	3
Revenues	$ 98.8	$ 134.5	$ 164.9	$ 145.8	$ 143.9	$ 123.2	$ 117.9	$ 110.3	$ 544.0	$ 495.3	$ 320.5
Operating earnings (loss)									(75.7)	22.1	(24.0)
Total assets	623.4				672.8				623.4	672.8	273.8
Goodwill	28.3				43.2				28.3	43.2
Capital expenditures									70.8	84.0	49.4
Depreciation and amortization									64.1	41.5	33.5
Goodwill impairment	1.2	$ 45.8							47.0	0.0	0.0
Merger costs									30.6
Accelerated Vesting, Sale of Former Parent Company
Reportable Segments [Abstract]
Share based compensation									10.7
Revolving Credit Facility
Reportable Segments [Abstract]
Revolving credit facility	100.0				100.0				100.0	100.0
Senior Secured Notes 11.5 Percent Due 2025
Reportable Segments [Abstract]
Principle amount	250.0				250.0				250.0	250.0
Operating Income (Loss) | Accelerated Vesting, Sale of Former Parent Company
Reportable Segments [Abstract]
Share based compensation										10.7
Cost of Sales
Reportable Segments [Abstract]
Merger costs										0.4	0.3
Selling, general and administrative expenses
Reportable Segments [Abstract]
Share based compensation									18.2	23.5	12.5
Merger costs										30.2	3.3
Southwest
Reportable Segments [Abstract]
Revenues									177.9	186.2	109.5
Operating earnings (loss)									(54.3)	3.2	(12.8)
Total assets	203.6				319.9				203.6	319.9	68.8
Goodwill					22.1					22.1
Capital expenditures									19.5	55.0	12.9
Depreciation and amortization									21.0	12.5	10.1
Goodwill impairment									22.4
Rocky Mountains
Reportable Segments [Abstract]
Revenues									216.4	179.7	127.0
Operating earnings (loss)									10.1	5.5	(0.8)
Total assets	233.5				208.0				233.5	208.0	124.9
Goodwill	28.3				13.2				28.3	13.2
Capital expenditures									24.2	17.2	25.3
Depreciation and amortization									21.0	15.4	12.1
Northeast/Mid-Con
Reportable Segments [Abstract]
Revenues									149.7	129.4	84.0
Operating earnings (loss)									(31.5)	13.4	(10.4)
Total assets	$ 186.3				144.9				186.3	144.9	80.1
Goodwill					$ 7.9					7.9
Capital expenditures									27.1	11.8	11.2
Depreciation and amortization									22.1	$ 13.6	$ 11.3
Goodwill impairment									$ 24.6